Income Taxes - Tax Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss from continuing operations before income taxes	$ (105)	$ (93)	$ (20)
Expected tax benefit at U.K. statutory rate of 19%	(20)	(18)	(4)
Non-U.K. tax rate differentials	(10)	(9)	(4)
Other tax effects, including nondeductible expenses and transfer pricing adjustments	2	2	0
Effect of tax rate changes	(9)	(6)	(6)
Change in valuation allowance	6	43	164
Other	0	0	0
Total income tax (benefit) expense	$ (31)	$ 12	$ 150